DEFERRED REVENUE (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Deferred Income [Abstract]
Disclosure of deferred revenue [Table Text Block]
	As at December 31,
	2021	2020
Current:
Customer advance payments (a)	5,297	-
Osisko - silver stream agreement (b)	8,144	5,604
Current portion of deferred revenue	13,441	5,604
Long-term portion of deferred revenue (b)	45,356	47,154
Total deferred revenue	58,797	52,758

Disclosure of changes in deferred revenue [Table Text Block]
Balance at January 1, 2020	43,991
Additional deposit on silver stream amendment	8,510
Finance expense (Note 9)	5,172
Amortization of deferred revenue	(4,915)
Balance at December 31, 2020	52,758
Finance expense (Note 9)	5,549
Amortization of deferred revenue	(4,807)
Balance at December 31, 2021	53,500